UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21388

                        Shimoda Resources Holdings, Inc.

               (Exact name of registrant as specified in charter)
                                        -
               15 River Road, Suite 230, Wilton, Connecticut 06897

                    (Address of principal executive offices)
                                        -
                           Securities Transfer Corp.,
               2591 Dallas Parkway, Suite 102, Frisco, Texas 75034

                      (Name & Address of agent for service)

Registrant's telephone number, including area code: (203) 563-9430

Date of fiscal year end: August 31
                         ----------

Date of reporting period: February 29, 2004
                          -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

Aregistrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1.  Reports to Stockholders.

                               SEMI-ANNUAL REPORT

                        Shimoda Resources Holdings, Inc.

                                February 29, 2004



Shimoda Resources Holdings, Inc.
                                                                                     Schedule of Investments
                                                                                 February 29, 2004   (Unaudited)
Shares/Principal Amount                                                               Market Value   % of Assets
COMMON STOCKS

Metal Ores-Gold/Non Ferrous
 2,346,446                                European Nickel, plc                         $  976,309         34.28%
 4,410,166                                Gulf International Minerals Ltd.              1,200,828         42.17%
     4,999                                Kartvelo Holdings Limited (Cyprus)                    0          0%
   160,525 (Principal)                    Eurasia PGM Limited (loan)                      160,525          5.64%
       600                                Eurasia PGM Limited                             112,141          3.94%
     7,000                                Dalpolimetal                                          0          0%
    10,000                                Prirgunsk Zavod                                       0          0%

Oil & Gas-International
       141                                GTI Oil S.A.                                          0          0%
    50,000 loan prior equity conversion   Olager Limited                                        0          0%


Total for Common Stock                                                                  2,449,804         86.02%
                                          Total Investments                             2,449,804         86.02%
                                            (Identified Cost - $1,857,517)
                                          Other Assets net of Liabilities                 398,084         13.98%

                                          Net Assets                                   $2,847,888        100.00%
                                                                                       ==========     ==========












The accompanying notes are an integral part of the financial statements.

Shimoda Resources Holdings, Inc.
Statement of Assets and Liabilities
February 29, 2004 (Unaudited)


Assets:
    Investment Securities at Market Value                           $ 2,449,804
         (Identified Cost - $1,857,517)
    Cash                                                                438,815
    Other Current Asset                                                  24,146
    Income taxes receivable                                             166,036
     Olager Ltd., Advances to Celtic Resources Holdings Plc              50,000
                                                                    -----------
   Total Assets                                                     $ 3,128,801
                                                                    ===========

Liabilities
    Accounts payable and accrued expenses                           $    48,013
    Deferred income tax liability                                       187,300
    Due to shareholder                                                   45,600
                                                                    -----------
   Total Liabilities                                                    280,913

Net Assets                                                            2,847,888

Net Assets Consist of:
    Capital Paid In                                                   2,378,561
    Realized Gain (Loss) on Investments - Net                          (275,660)
    Unrealized Appreciation in Value
         of Investments Based on Identified Cost - Net                  384,987
                                                                    -----------
Net Assets, for 18,133 Shares Outstanding                           $ 2,847,888
                                                                    ===========
Net Asset Value and Redemption Price
    Per Share ($2,847,888/2,293,282 shares)                         $      1.24


The accompanying notes are an integral part of the financial statements.

Shimoda Resources Holdings, Inc.
Statement of Operations
For the period ended  February 29, 2004(Unaudited)

Investment Income:
    Dividends                                                         $       0
    Interest                                                                  0
         Total Investment Income                                              0
Expenses: (Note 2)
   General and administrative                                           330,372
     Refundable income taxes                                           (186,320)
                                                                      ---------
         Total Expenses                                                (144,052)
Net Investment Loss                                                           0)
Realized and Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investments                                       0
    Unrealized Appreciation (Depreciation) on Investments               (60,135)
Net Realized and Unrealized Gain (Loss) on Investments                  (60,135)
                                                                      ---------
Net Increase (Decrease) in Net Assets from Operations                 $(204,187)
                                                                      =========


The accompanying notes are an integral part of the financial statements.

Shimoda Resources Holdings, Inc.
Statement of Changes in Net Assets (Unaudited)
                                                                       9/1/2003
                                                                             to
                                                                      2/29/2004
                                                                    -----------
From Operations:
    Net Investment Loss                                             $  (144,052)
    Net Realized Gain (Loss) on Investments                                   0
    Net Unrealized Appreciation (Depreciation)                          (60,135)
                                                                    -----------
    Increase (Decrease) in Net Assets from Operations                  (204,187)
From Capital Share Transactions:
    Proceeds From Sale of Shares                                              0
    Shares Issued on Reinvestment of Dividends                                0
    Cost of Shares Redeemed                                                   0
Net Increase (Decrease) from Shareholder Activity                             0
                                                                    -----------
Net Increase (Decrease) in Net Assets                                  (204,187)
Net Assets at Beginning of Period                                     3,052,075
                                                                    -----------
Net Assets at End of Period                                         $ 2,847,888

Share Transactions:
    Issued                                                                    0
    Reinvested                                                                0
    Redeemed                                                                  0
Net increase (decrease) in shares                                             0
Shares outstanding beginning of period                                2,293,282
Shares outstanding end of period                                      2,293,282


The accompanying notes are an integral part of the financial statements.

Shimoda Resources Holdings, Inc.

Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:         9/1/2003
                                                                           to
                                                                    2/29/2004
                                                                   ----------
Net Asset Value -
    Beginning of Period                                            $     1.33
Net Investment Income/(Loss)                                            (0.06)
Net Gains or Losses on Securities
    (realized and unrealized)                                           (0.03)
                                                                   ----------
Total from Investment Operations                                        (0.09)
Distributions (From Net Investment Income)                               0.00
Distributions (From Capital Gains)                                       0.00
   Total Distributions                                                   0.00
Net Asset Value -
    End of Period                                                  $     1.24
Total Return                                                            (6.77)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)                                  2,488
  Ratio of Expenses to Average Net Assets                               11.58%*

  Ratio of Net Income to Average Net Assets                             (9.77)%*

Portfolio Turnover Rate                                                     0%*


* Annualized



The accompanying notes are an integral part of the financial statements.

Shimoda Resources Holdings, Inc.
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 29, 2004 (UNAUDITED)

1.)

ORGANIZATION

Shimoda Resources Holdings, Inc. (the "Company") was registered as an investment company on May 21, 2003 and commenced operations on September 30, 1999. The Company is a closed-end, non-diversified investment company established under the laws of Nevada by Articles of Incorporation dated September 30, 1999.

Prior to May 21, 2003, the Company was not registered under the Investment Company Act of 1940, as amended (the "Act"), and was not operated as a closed-end investment company even though the Company fell within the definition of "investment company" under the Act. The Company is now registered under the Act, and is taking steps to register its shares under the Act.

Shimoda Resources Holdings, Inc. is a company seeking capital appreciation. Significant accounting policies of the Company are presented below:

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The price (net asset value) of the shares of the Company is normally determined as of 4:00 p.m., Eastern time on the last business day of each week. The Company is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year`s Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser`s opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors, and investments in fixed income securities with a maturity of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Directors has determined will represent fair value.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Company uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Company's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Company's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

3.)

INVESTMENT ADVISORY AGREEMENT

The Company intends to enter into an investment advisory agreement with Shimoda Capital Advisors Limited ("the Adviser"). The Company currently pays a salary to David Mapley of US$120,000 per annum and a salary to Ron Beveridge of US$60,000 per annum, pursuant to a Business management Agreement.

The Company pays all operating expenses of the Company including taxes, interest, brokerage commissions and extraordinary expenses.

4.)

RELATED PARTY TRANSACTIONS

All directors of the company are paid US$ 12,000, although up to August 2003 this has been waived.

5.)

CAPITAL STOCK

The authorized capitalization of the Company consists of 100,000,000 shares of common stock of $0.01 par value per share. Paid in capital at February 29, 2004 was $2,378,561 representing 2,293,282 shares outstanding.

6.)

PURCHASES AND SALES OF SECURITIES

For the six months ended February 29, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,259 and $0 respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at February 29, 2004 was $1,857,517.

At February 29, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

   Appreciation        (Depreciation)            Net Appreciation (Depreciation)
   -------------       ---------------           -------------------------------
      592,287                 0                              592,287


8.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund or investment company creates a presumption of control of the fund or investment company, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2004, no single entity, in aggregate, owned more than 25% of Shimoda Resources Holdings, Inc.

------------------  ------------- ----------- -------------------------------- --------------------------------
                                     No. of
                                     Funds
                      Term of       In Fund
       Name,           Office       Complex
    Position(s)     and Length of   Overseen         Principal Occupation(s)           Other Directorships
  Address and Age    Time Served   by Trustee        During Past Five Years              Held by Trustee
------------------  -------------  -----------  --------------------------------  --------------------------------
Interested
Trustees:

David J. Mapley,    CEO &              5        CEO, President and Director of    Gulf International Minerals
CEO & President     President                   Shimoda Resources Holdings,       Ltd. Basis Pac-Rim Opportunity Fund
& Director          since                       Inc. since 2001.  Director and    Foyil New Europe Fund Ltd.
15 River Road,      August 2001                 Co-founder of Shimoda Capital     IndiaCard Ltd.
Suite 230           Director                    Advisors Limited since            Shimoda Capital (USA), Inc.
Wilton, CT 06897    since March                 1996-2003.                        Nakata Capital Advisors
Age: 44             2001                                                          Limited.
                                                                                  Crownhill (USA), Inc.
                                                                                  Shimoda Russia Renaissance Fund LDC.
                                                                                  Shimoda Emerging Europe Fund Ltd.
                                                                                  Shimoda US Technology Fund
                                                                                  Omron Oil Trading Fund Ltd.
                                                                                  Borjomi Valley Springs
                                                                                  Savane Winery
                                                                                  Kartvelo Holdings Limited
                                                                                  Shimoda Resources Limited


Ron Beveridge,
Trustee
3 Merewood Close    Since 2002                  Senior Vice President of BHP
Bromley                                         and its affiliated entities.
Kent BR 12 AN
England
Age: 68
------------------  -------------  -----------  --------------------------------  --------------------------------

Non-Interested
Trustees

Andrew M. Kershaw   Since 2002                  CEO of Independent Investment     Director of Indepependent
Trustee                                         Partners in Tokyo since March     Investment Partners LTD Hong
Age:  49                                        1999 to present.                  Kong since March 2001.

                                                Head of Corporate and
                                                Institutional Banking
                                                Standard Chartered Bank Japan
                                                from January 1999 to December
                                                2001.

Graham Johnson      Since 2001                  Managing Director and founder
Trustee                                         of Continental Capital Markets
Continental                                     SA.
Capital Markets
SA
8 AV. Reverdil
Nyon,
Switzerland 1260
Age: 45

Jonathan Morley-    Since 2001                  Managing Director of SG           Director of Rockwell
Kirk                (Resigned                   Warburg Securities Ltd.           Diversified Fund, Director of
Pigneaux            2004)                                                         Obelisk International Trust
Farmhouse                                                                         Compnay (Guernsey) Ltd. and
Princes Tower                                                                     Chairman of Financial Trading
Road                                                                              and Consultancy Ltd.
St. Saviour
Jersey, Channel
Islands
Age: 44
------------------ ------------- ----------- -------------------------------- --------------------------------

Officers:
Ann Chu             Since May 17,               Vice President and Chief
Vice President      2004                        Financial Officer of Shimoda
and Chief                                       Resources Holdings, Inc. since
Financial Officer                               May 17, 2004.  Vice President of
15 River Road,                                  Finance & Operations of TDA
Suite 230                                       Capital Partners, Inc. since
Wilton, CT 06897                                1999.
Age: 41
------------------ ------------- ----------- -------------------------------- --------------------------------

                               Investment Adviser

                        Shimoda Capital Advisors Limited

                        C/o KPMG - Genesis Trust Co. Ltd
                            2nd Floor, Century Yard,
                          Cricket Square, Elgin Avenue
                           George Town, Grand Cayman.

                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent

                         Securities Transfer Corporation
                           2591 Dallas Parkway Ste102
                               Frisco, Texas 75034

                                    Custodian

                             Morgan Stanley DW, Inc
                                 105 Town Green,
                              Old Ridgefield Road,
                                Wilton, CT 06897,
                                       USA

                              Independent Auditors

                           Stonefield Josephson,Inc.,
                        1620 26th Street, Suite 400 South
                             SANTA MONICA, CA 90404

This report is provided for the general information of the shareholders of Shimoda Resources Holdings, Inc.. This report is not intended for distribution to prospective investors in the Company, unless preceded or accompanied by an effective prospectus.

Item 2.  Code of Ethics.   Not applicable.

Item 3.  Audit Committee Financial Expert.   Not applicable.

Item 4.  Principal Accountant Fees and Services.   Not applicable

Item 5.  Audit Committee of Listed Companies.   Not applicable.

Item 6.  Schedule of Investments.   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds. None.

Item 9.  Submission of Matters to a Vote of Security Holders. None.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant's disclosure controls and procedures as of June 1, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are attached as exhibits to this report.

EX-99.CERT. Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(a) under the Act are attached as exhibits to this report.

EX-99.906CERT. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Company caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Shimoda Resources Holdings, Inc.

/S/ David J Mapley
----------------------------------------
David J Mapley
President, Chief Executive Officer & Director
Date: June 12, 2004




Pursuant to the requireements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in capacities and on the dates indicated.


/S/ David J Mapley
----------------------------------------
David J Mapley
President, Chief Executive Officer & Director
Date: June 12, 2004

                                 Exhibit 99.CERT

                        CERTIFICATIONS (Exhibit 11-(a)2)

I, David Mapley, certify that:

1.

I have reviewed this report on Form N-CSR of Shimoda Resources Holdings, Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

I am responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

I have  disclosed to the  registrant's  auditors and the audit  committee of the
registrant's   board  of  directors  (or  persons   performing   the  equivalent
functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 12, 2004

/s/ David J Mapley
------------------
David J Mapley
President, Chief Executive Officer & Director

                                                                   EX-99.906CERT

                         CERTIFICATION (Exhibit 11-(b))

David J Mapley, Chief Executive Officer & Director, of Shimoda Resources Holdings, Inc. (the "Registrant"), does certify to the best of his or her knowledge that:

1.

The Registrant's periodic report on Form N-CSR for the period ended February 29, 2004(the "Form N-CSR") fully complies with the requirements of Sections 15(d) of the Securities Exchange Act of 1934, as amended; and

2.

The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

/s/ David J Mapley
------------------
David J Mapley
President, Chief Executive Officer & Director



Date: June 12, 2004

A signed original of this written statement required by Section 906 of the Sarbannes-Oxley Act of 2002 has been provided to Shimoda Resources Holdings, Inc. and will be retained by Shimoda Resources Holdings, Inc. and furnished to the Securities and Exchange Commission (the "Commission") or its staff upon request.

This certification is being furnished to the Commission solely pursuant to 18 U.S.C. ss. 1350 and is not being filed as part of the Form N-CSR filed with the Commission.